MOTLEY FOOL 100 INDEX ETF
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)	1,234	$775,569
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	5,819	1,060,338
Automobiles — 3.4%
Tesla, Inc. (United States)*	69,645	13,559,882
Banks — 2.4%
JPMorgan Chase & Co. (United States)	66,166	9,142,818
SVB Financial Group (United States)(a)*	1,333	308,963
		9,451,781
Beverages — 0.3%
Monster Beverage Corp. (United States)*	11,750	1,208,605
Biotechnology — 2.6%
Amgen, Inc. (United States)	11,925	3,415,320
Biogen, Inc. (United States)*	3,244	989,971
Gilead Sciences, Inc. (United States)	27,937	2,453,707
Moderna, Inc. (United States)(a)*	8,722	1,534,287
Vertex Pharmaceuticals, Inc. (United States)*	5,739	1,815,820
		10,209,105
Capital Markets — 3.2%
Charles Schwab Corp., (The) (United States)	41,951	3,462,636
CME Group, Inc. (United States)	8,021	1,415,706
Goldman Sachs Group, Inc., (The) (United States)(a)	7,248	2,798,815
Intercontinental Exchange, Inc. (United States)	12,447	1,348,135
Moody's Corp. (United States)(a)	4,098	1,222,310
S&P Global, Inc. (United States)	7,376	2,602,253
		12,849,855
Chemicals — 0.6%
Ecolab, Inc. (United States)(a)	6,416	961,309
Sherwin-Williams Co., (The) (United States)	5,745	1,431,539
		2,392,848
Commercial Services & Supplies — 0.8%
Cintas Corp. (United States)	2,309	1,066,250
Copart, Inc. (United States)*	10,097	672,056
Waste Management, Inc. (United States)	9,216	1,545,708
		3,284,014
Consumer Finance — 0.7%
American Express Co. (United States)	16,778	2,644,045
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B (United States)*	49,193	15,672,890
Electric Utilities — 0.9%
NextEra Energy, Inc. (United States)	43,795	3,709,437
Entertainment — 2.4%
Activision Blizzard, Inc. (United States)	17,555	1,298,192
Electronic Arts, Inc. (United States)(a)	6,276	820,776
Netflix, Inc. (United States)*	9,921	3,031,163
ROBLOX Corp. (United States)(a)*	13,364	424,574
Walt Disney Co., (The) (United States)*	40,630	3,976,458
		9,551,163
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp. (United States)	10,395	2,299,894
Crown Castle International Corp. (United States)	9,722	1,374,982
Digital Realty Trust, Inc. (United States)	6,393	718,957
Equinix, Inc. (United States)	2,047	1,413,761
		5,807,594
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. (United States)	9,882	5,328,868
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc. (United States)*	1,779	349,858
Becton Dickinson and Co. (United States)	6,402	1,596,275
DexCom, Inc. (United States)*	8,754	1,017,915
IDEXX Laboratories, Inc. (United States)*	1,866	794,673
Intuitive Surgical, Inc. (United States)(a)*	7,967	2,154,197
ResMed, Inc. (United States)	3,299	759,430
		6,672,348
Health Care Providers & Services — 4.3%
CVS Health Corp. (United States)	29,262	2,981,213
HCA Healthcare, Inc. (United States)(a)	6,402	1,537,889
McKesson Corp. (United States)	3,233	1,233,971
UnitedHealth Group, Inc. (United States)	20,853	11,422,439
		17,175,512
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (United States)*	3,510	668,164
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A (United States)(a)*	14,294	1,459,989
Booking Holdings, Inc. (United States)*	895	1,861,108
Chipotle Mexican Grill, Inc. (United States)*	623	1,013,596
Marriott International, Inc., Class A (United States)	7,235	1,196,307
Starbucks Corp. (United States)	25,579	2,614,174
		8,145,174
Industrial Conglomerates — 0.7%
3M Co. (United States)	12,352	1,555,981
Roper Technologies, Inc. (United States)	2,385	1,046,753
		2,602,734
Insurance — 0.3%
Aflac, Inc. (United States)	14,087	1,013,278
Interactive Media & Services — 9.2%
Alphabet, Inc., Class C (United States)*	289,539	29,373,731
Facebook, Inc., Class A (United States)*	59,898	7,073,954
		36,447,685
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc. (United States)*	227,045	21,918,924
eBay, Inc. (United States)(a)	12,249	556,595
		22,475,519
IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A (United States)	11,702	727,982
Mastercard, Inc., Class A (United States)	21,539	7,676,500
PayPal Holdings, Inc. (United States)*	25,774	2,020,939
Snowflake, Inc., Class A (United States)(a)*	6,990	998,871
Square, Inc. (United States)*	13,120	889,142
Visa, Inc., Class A (United States)(a)	46,112	10,006,304
		22,319,738
Life Sciences Tools & Services — 0.2%
Illumina, Inc. (United States)*	3,531	770,040
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc. (United States)	50,212	960,053
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. (United States)	47,593	3,820,766
Johnson & Johnson (United States)	58,602	10,431,156
		14,251,922
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	9,062	734,384
Road & Rail — 1.3%
Old Dominion Freight Line, Inc. (United States)(a)	2,494	754,709
Uber Technologies, Inc. (United States)*	44,439	1,294,952
Union Pacific Corp. (United States)	13,920	3,026,626
		5,076,287
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. (United States)*	35,866	2,784,278
Broadcom, Inc. (United States)	9,036	4,979,107
Lam Research Corp. (United States)	3,059	1,445,010
NVIDIA Corp. (United States)	55,471	9,387,357
QUALCOMM, Inc. (United States)	24,836	3,141,506
Texas Instruments, Inc. (United States)(a)	20,531	3,705,024
		25,442,282
Software — 16.0%
Adobe Systems, Inc. (United States)*	10,414	3,592,101
Autodesk, Inc. (United States)*	4,812	971,783
Cadence Design Systems, Inc. (United States)*	6,114	1,051,853
Crowdstrike Holdings, Inc., Class A (United States)*	5,247	617,310
Datadog, Inc., Class A (United States)(a)*	7,156	542,282
Fortinet, Inc. (United States)*	17,582	934,659
Intuit, Inc. (United States)	6,284	2,561,296
Microsoft Corp. (United States)	166,204	42,405,289
Palo Alto Networks, Inc. (United States)*	6,712	1,140,369
Salesforce.com, Inc. (United States)*	22,337	3,579,504
ServiceNow, Inc. (United States)*	4,504	1,875,015
Synopsys, Inc. (United States)*	3,435	1,166,320
VMware, Inc., Class A (United States)*	9,468	1,150,267
Workday, Inc., Class A (United States)(a)*	5,726	961,395
Zoom Video Communications, Inc., Class A (United States)*	6,696	505,079
Zscaler, Inc. (United States)*	3,240	432,378
		63,486,900
Specialty Retail — 2.6%
Home Depot, Inc., (The) (United States)(a)	22,823	7,394,424
Lowe's Cos, Inc. (United States)	13,681	2,907,896
		10,302,320
Technology Hardware, Storage & Peripherals — 13.4%
Apple, Inc. (United States)	358,925	53,131,668
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B (United States)	34,959	3,834,653
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. (United States)*	27,954	4,233,913
Total Common Stocks (Cost $314,801,252)		397,250,568

Rights — 0.0%
Altaba, Inc. - Escrow Shares (United States)(b)*	8,565	32,547
Total Rights (Cost $8,125)		32,547

Investments Purchased with Proceeds from Securities Lending Collateral — 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%	35,356,148	35,356,148
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $35,356,148)		35,356,148

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 3.50% (United States)(c)	220,481	220,481
Total Short-Term Investments (Cost $220,481)		220,481

Total Investments (Cost $350,386,006) — 108.8%		432,859,744
Liabilities in Excess of Other Assets — (8.8)%		(35,137,465)
NET ASSETS — 100.0%
(Applicable to 11,925,000 shares outstanding)		$397,722,279

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $35,934,298.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors.
As of November 30, 2022, these securities amounted to $32,547 or 0.0% of net assets.

(c)	The rate shown is as of November 30, 2022.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
November 30, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$397,250,568	$397,250,568	$-	$-	$-
Rights	32,547	-	-	32,547	-
Investments Purchased with Proceeds From Securities Lending Collateral	35,356,148	-	-	-	35,356,148
Short-Term Investments	220,481	220,481	-	-	-
Total Investments*	$432,859,744	$397,471,049	$-	$32,547	$35,356,148

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.